Share capital and share-based compensation - Narrative (Details) $ / shares in Units, $ in Millions		3 Months Ended			6 Months Ended
	May 12, 2022 USD ($) d $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares
Disclosure of classes of share capital [line items]
Proceeds from sale of stock, net of transaction costs	$ 49.7
Exercise of stock options (in shares) | shares					1,475,618	1,186,547
Share-based compensation		$ 3.7	$ 4.5		$ 6.9	$ 11.5
Fair value of stock options granted		0.0		$ 0.0	3.6	3.3
Share-based compensation cost capitalized to assets under construction		0.2	0.0		$ 0.4	$ 0.0
Common shares, without par value
Disclosure of classes of share capital [line items]
Common stock, share subscriptions receivable	$ 50.0
Exercise price of outstanding stock options (in shares) | $ / shares	$ 9.43
Number of shares issued (in shares) | shares	5,300,352
Number Of Tranches | d	2
Common shares, without par value | LG Chem, Ltd. And LG Energy Solution Ltd.
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	2,650,176
Tranche One | Common shares, without par value
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	$ 10
Number of shares issued (in shares) | shares	4,416,960
Common stock, aggregate share subscription price	$ 44.2
Tranche Two | Common shares, without par value
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	$ 6.6
Number of shares issued (in shares) | shares	883,392
Common stock, aggregate share subscription price	$ 5.8
LTIP
Disclosure of classes of share capital [line items]
Expiration period, share based payment arrangements					10 years
Employee Stock Option
Disclosure of classes of share capital [line items]
Exercise of stock options (in shares) | shares					1,475,618	1,186,547
Share-based compensation		$ 1.1	$ 1.3		$ 1.8	$ 4.6
Employee Stock Option | Li-Cycle Holdings Corp.
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		1,244,036	6,846,906		1,244,036	6,846,906
Restricted share units
Disclosure of classes of share capital [line items]
Share-based compensation		$ (2.8)	$ (3.2)		$ (5.5)	$ (6.9)
Restricted share units | Maximum
Disclosure of classes of share capital [line items]
Vesting period					3 years
Restricted share units | Minimum
Disclosure of classes of share capital [line items]
Vesting period					1 year